Inventories and Supplies - Summary of Inventories and Supplies (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Inventories And Supplies [Line Items]
Total inventories and supplies at the lower of cost or net realizable value	₱ 3,933	₱ 3,744
Terminal and cellular phone units [Member]
Disclosure Of Inventories And Supplies [Line Items]
Inventories net realisable value	2,691	2,828
Inventories and supplies	3,834	4,584
Spare parts and supplies [Member]
Disclosure Of Inventories And Supplies [Line Items]
Inventories net realisable value	664	576
Inventories and supplies	1,428	948
Others [Member]
Disclosure Of Inventories And Supplies [Line Items]
Inventories net realisable value	578	340
Inventories and supplies	₱ 1,163	₱ 829